Inventories (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Inventories

	2021 $m	2020 $m
Raw materials	1,737	1,403
Work-in-progress (i)	136	144
Finished goods	1,738	1,570
Total inventories at the lower of cost and net realisable value	3,611	3,117

(i)
Work-in-progress
includes $9 million (2020: $9 million) in respect of the cumulative costs incurred, net of amounts transferred to cost of sales under percentage-of-completion
accounting, for construction contracts in progress at the balance sheet date.